Trade and Accounts Payables	12 Months Ended
Dec. 31, 2023
Trade and Accounts Payables [Abstract]
Trade and Accounts Payables
16	Trade and Accounts Payables

	2023	2022

Trade accounts payable	24,266,237	9,853,157
Capital accruals	5,615,601	Nil
SEC settlement obligation (Note 18)	5,000,000	Nil
Accrued interest on borrowings	3,519,648	3,815,551
Accrued expenses	1,512,726	3,076,957
VAT payable	339,397	497,083
	40,253,609	17,242,748

Trade and accounts payables (excluding accrued interest on borrowings) are non-interest bearing and are normally settled on 90-day terms.